As filed with the Securities and Exchange Commission on December 16, 2005

                                        1933 Act Registration No.333-79415
                                        1940 Act Registration No.811-09357

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]

         Pre-Effective Amendment No.                                   [ ]
         Post-Effective Amendment No.   12                             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

         Amendment No.    12                                           [X]

                           JNLNY VARIABLE FUND I LLC
               (Exact Name of Registrant as Specified in Charter)

           225 WEST WACKER DRIVE, SUITE 1200, CHICAGO, ILLINOIS 60606
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 338-5801 with a copy to:

Susan S. Rhee, Esq.                 Jorden Burt LLP
JNLNY Variable Fund I LLC           1025 Thomas Jefferson Street, N.W.
1 Corporate Way                     Suite 400 East
Lansing, Michigan  48951            Washington, D.C. 20007
                                    Attn:  Joan Boros
                                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

 ___ immediately upon filing pursuant to paragraph (b)

 _X_ on December 31, 2005 pursuant to paragraph (b)

 ___ 60 days after filing pursuant to paragraph (a)(1)

 ___ on (date) pursuant to paragraph (a)(1)

 ___ 75 days after filing pursuant to paragraph (a)(2)

 ___ on (date) pursuant to paragraph (a)(2) of Rule 485.

 _X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            JNLNY VARIABLE FUND I LLC
                    REFERENCE TO ITEMS REQUIRED BY FORM N-1A

                                             Caption in Prospectus or
                                             Statement of Additional
                                             Information relating to
N-1A Item                                    each Item
---------                                    -----------------------------

Part A.  Information Required in a Prospectus   Prospectus

1.  Front and Back Cover Pages                  Front and Back Cover Pages

2.  Risk/Return Summary:  Investments,          About the Fund of the JNL
    Risks, and Performance                      Variable Fund LLC

3.  Risk/Return Summary:  Fee Table             About the Fund of the JNL
    Risks, and Performance                      Variable Fund LLC

4.  Investment Objectives, Principal            About the Fund of the JNL
    Investment Strategies, Related Risks        Variable Fund LLC; Market Timing
    And Disclosure of Portfolio Holdings        Policy

5.  Management, Organization and Capital        Management of the JNL Variable
    Structure                                   Fund; Investment in Fund
                                                Interests

6.  Shareholder Information                     Investment in Fund Interests;
                                                Redemption of Fund Interests;
                                                Tax Status

7.  Distribution Arrangements                   Rule 12b-1 Plan

8.  Financial Highlights Information            Financial Highlights


Part B. Information Required in a Statement     Statement of
of Additional Information                       Additional Information

9. Cover Page and Table Of Contents             Cover Page and Table of Contents

10. Fund History                                General Information and History

11. Description of the Fund and Its             Common Types of Investments and
    Investments and Risks                       Management Practices; Additional
                                                Risk Considerations; Investment
                                                Restrictions Applicable to All
                                                Funds

12. Management of the Fund                      Managers and Officers of the
                                                JNLNY Variable Fund

13. Control Persons and Principal Holders       Managers and Officers of the
    of Securities                               JNLNY Variable
                                                Fund; Ownership of Managers of
                                                Shares in the Funds of the JNLNY
                                                Variable Fund; Principal Holders
                                                of the Funds' Interests

14. Investment Advisory and Other Services      Investment Adviser, Sub-Adviser
                                                and Other Service Providers

15. Portfolio Managers                          Portfolio Manager Compensation
                                                Structure

16. Brokerage Allocation and Other Practices    Fund Transactions and Brokerage

17. Capital Stock and Other Securities          Purchases, Redemptions and
                                                Pricing of Interests

18. Purchase, Redemption and Pricing of         Purchases, Redemptions and
    Shares                                      Pricing of Interests

19. Taxation of the Fund                        Tax Status

20. Underwriters                                The Distributor; Rule 12b-1 Plan

21. Calculation of Performance Data             Not Applicable

22. Financial Statements                        Financial Statements

Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

              SUPPLEMENT DATED DECEMBER 31, 2005 TO THE PROSPECTUS

                                DATED MAY 2, 2005

                          JNLNY(R) VARIABLE FUND I LLC


Please note that the changes are effective January 17, 2006 and apply to your variable annuity product(s).


The following Fund should be added to the list of Funds on the cover page:

JNL/Mellon Capital Management DowSM Dividend Fund

On the second page of the prospectus, the first paragraph through the table should be deleted in their entirety and replaced with the following:

"Dow Jones(R)," "Dow Jones Industrial AverageSM," "Dow Jones Select Dividend IndexSM", "DJIASM" "The DowSM" and "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones). Dow Jones has no relationship to JNL Variable Fund and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management Dow SM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund.

DOW JONES DOES NOT:
o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund.
o Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, JNL/Mellon Capital Management DowSM Dividend Fund or any other securities.
o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund.
o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund and the JNL/Mellon Capital Management DowSM Dividend Fund.
o Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management DowSM Dividend Fund or the owners of the JNL/Mellon Capital Management Dow SM 10 Fund or the JNL/Mellon Capital Management DowSM Dividend Fund in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND AND THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND. SPECIFICALLY,

o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

     o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND AND THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND AND THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

     o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

     o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA;

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA;

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND AND THE JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


The following Fund should be added to the section entitled "ABOUT THE FUNDS OF THE JNLNY VARIABLE FUND I LLC":

JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND

INVESTMENT OBJECTIVE. The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund (Dow Dividend Fund) is to provide the potential for an above-average total return.

PRINCIPAL INVESTMENT STRATEGIES. The Dow Dividend Fund seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last fiscal year compared to the prior year and price-to-book on or about the business day before each "Stock Selection Date." The 20 companies are selected only once annually on or about January 1 of each year, the Stock Selection Date. The sub-adviser generally uses a buy and hold strategy, trading only within the 5 business days of each Stock Selection Date and when cash flow activity occurs in the Fund. The sub-adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment. Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 20 selected companies according to the approximate current percentage relationship among the common stocks.

The Dow Dividend Fund invests in the common stock of 20 companies included in the Dow Jones Select Dividend Index SM. The 20 common stocks are chosen on or about the business day before each Stock Selection Date as follows:

     o Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the sub-adviser selects only those stocks having at least $10 million of average daily trading volume (this dollar threshold will be adjusted by 10% annually).

     o Next, the sub-adviser ranks the remaining stocks by the following two factors:

     o Greatest change in return on assets of the last fiscal year compared to the prior year. An increase in return on assets generally indicates improving business fundamentals.

     o Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

     o The sub-adviser then selects an approximately equal-weighted portfolio of the 20 stocks with the best overall ranking on the above two factors for the Dow Dividend Fund.

Companies which, as of the selection date, Dow Jones has announced will be removed from the Dow Jones Select Dividend IndexSM will be removed from the universe of securities from which the Dow Dividend Fund stocks are selected.

Certain provisions of the Investment Company Act of 1940, as amended, limit the ability of a Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities (Securities Related Companies). Therefore, the securities will be adjusted on a proportional basis to accommodate this constraint.

PRINCIPAL RISKS OF INVESTING IN THE DOW DIVIDEND FUND. An investment in the Dow Dividend Fund is not guaranteed. As with any mutual fund, the value of the Dow Dividend Fund's shares will change, and you could lose money by investing in this Fund. A variety of factors may influence its investment performance, such as:

     o MARKET RISK. Because the Dow Dividend Fund invests in U.S.-traded equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities, in response to changes in a particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earnings performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

     o NON-DIVERSIFICATION. The Dow Dividend Fund is "non-diversified" as such term is defined in the Investment Company Act of 1940, as amended, which means that the Fund may hold securities of a smaller number of issuers than if it were "diversified." With a smaller number of different issuers, the Dow Dividend Fund is subject to more risk than another fund holding securities of a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation in the Dow Dividend Fund's total return and share price.

     o LIMITED MANAGEMENT. The Dow Dividend Fund's strategy of investing in 20 companies according to criteria determined on the Stock Selection Date prevents the Dow Dividend Fund from responding to market fluctuations, or changes in the financial condition or business prospects of the 20 selected companies, between Stock Selection Dates. As compared to other funds, this could subject the Dow Dividend Fund to more risk if one of the selected stocks declines in price or if certain sectors of the market, or the United States economy, experience downturns. The investment strategy may also prevent the Dow Dividend Fund from taking advantage of opportunities available to other funds.

     o INVESTMENT STRATEGY RISK. The principal investment strategy of the Fund involves selecting common stocks of issuers that have experienced certain rates of growth in assets and a lower, but positive price-to-book ratio. There can be no assurance that the issuers whose stocks are selected will continue to experience a growth in assets.

     o INDUSTRY CONCENTRATION RISK. Because the Dow Dividend Fund may be concentrated in a certain industry, the Fund's performance is closely tied to, and affected by, the specific industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

     o UTILITY INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund is also considered to be concentrated in the utility industry. General problems of such issuers include risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental, nuclear safety and other regulations; regulatory restrictions on the ability to pass increasing wholesale costs along to the retail and business customer; energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the effects of local weather, maturing markets and difficulty in expanding to new markets due to regulatory and other factors; natural or man-made disasters; difficulty obtaining adequate returns on invested capital; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. In addition, taxes, government regulation, international politics, price and supply fluctuations, and volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

          Utility companies are subject to extensive regulation at the federal and state levels in the United States. The value of utility company securities may decline as a result of changes to governmental regulation controlling the utilities industry. Adverse regulatory changes could prevent of delay utilities from passing along cost increases to customers, which could hinder a utility's ability to meet its obligations to its suppliers. In 2001, two California public utilities were threatened with involuntary bankruptcy proceedings by their creditors, and one of these utilities filed a voluntary petition for relief under Chapter 11 of the U.S. Bankruptcy Code of 1978. Furthermore, regulatory authorities, which may be subject to political and other pressures, may not grant future rate increases, or may impose accounting or operational policies, any of which could affect a company's profitability and the value of its securities. In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

     o FINANCIAL INDUSTRY CONCENTRATION RISK. The Dow Dividend Fund is also considered to be concentrated in the financial industry. The Fund's performance is closely tied to, and affected by, the financial industry. Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common stock may react similarly and move in unison to these and other market conditions. As a result of these factors, stocks in which the Dow Dividend Fund invests may be more volatile, and carry greater risk of adverse developments that can affect many of the companies in which the Dow Dividend Fund invests, than a mixture of stocks of companies from a wide variety of industries.

PERFORMANCE. The Performance of a Fund will vary from year to year. The Fund's performance figures will not reflect the deduction of any charges that are imposed under a variable annuity contract.

Performance for the Fund has not been included because the Fund will commence operations on the effective date of this prospectus.

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------- -------------------------
                                                                                                  CLASS A
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Management/Administrative Fee                                                                      0.52%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
12b-1 Service Fee                                                                                  0.20%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Other Expenses                                                                                     0.03%
----------------------------------------------------------------------------------------- -------------------------
----------------------------------------------------------------------------------------- -------------------------
Total Fund Annual Operating Expenses                                                               0.75%
----------------------------------------------------------------------------------------- -------------------------

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts or the Separate
Account. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------- ------------------------
EXPENSE EXAMPLE                                                                                   CLASS A
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
1 Year                                                                                               $77
----------------------------------------------------------------------------------------- ------------------------
----------------------------------------------------------------------------------------- ------------------------
3 Years                                                                                             $240
----------------------------------------------------------------------------------------- ------------------------

ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE FUND. The performance of the Dow Dividend Fund depends on the sub-adviser's ability to effectively implement the investment strategies of this Fund and will also depend on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Dow Dividend Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

Under the section entitled "ADDITIONAL INFORMATION ABOUT THE PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS OF THE JNL/MELLON CAPITAL MANAGEMENT FUNDS" the JNL/Mellon Capital Management DowSM Dividend Fund should be added to the list of funds in the first paragraph.

Under the section entitled "DESCRIPTION OF INDICES" add the following paragraph:

DOW JONES SELECT DIVIDEND INDEXSM. The Dow Jones Select Dividend IndexSM consists of 100 dividend-paying stocks, weighted by their indicated annualized yield. Eligible stocks are selected from a universe of all dividend-paying companies in the Dow Jones U.S. Total Market IndexSM that have a non-negative historical five-year dividend-per-share growth rate, a five-year average dividend to earnings-per-share ratio of less than or equal to 60% and a three-month average daily trading volume of 200,000 shares.

In the section entitled "INVESTMENT ADVISER", please add the following sentence to the end of the section:

A discussion regarding the Board of Managers' basis for approving the advisory agreement is available in the Fund's Semi-Annual Report dated June 30, 2005.


In the section entitled "ADMINISTRATIVE FEE", please delete the paragraph in its entirety and replace it with the following:

In addition to the investment advisory fee, each Fund pays to JNAM L.L.C. (the "Administrator") an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund, pays the Administrator an Administrative Fee of 0.15% of the average daily net assets of the Fund. The JNL/Mellon Capital Management Global 15 Fund pays the Administrator an Administrative Fee of 0.20% of the average daily net assets of the Funds. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the JNLNY Variable Fund and the separate Funds. In accord with the Administration Agreement, the Administrator is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each the JNLNY Variable Fund and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers (categorized as "Other Expenses" in the fee tables).



The first paragraph in the section entitled "HYPOTHETICAL PERFORMANCE DATA FOR JNL/MELLON CAPITAL MANAGEMENT STRATEGIES" should be deleted and replaced with the following:


Certain aspects of the investment strategies for The DowSM 10 Fund, The S&P(R) 10 Fund, the Global 15 Fund, the 25 Fund, the Select Small-Cap Fund, the Nasdaq(R) 15 Fund, the Value Line(R) 25 Fund, and the DowSM Dividend Fund (JNL/Mellon Capital Management Funds) can be demonstrated using historical data. The following table provides the hypothetical performance of the investment strategies used by each JNL/Mellon Capital Management Fund (the "Fund(s)") for the periods prior to the inception dates of the Funds and the actual performance of the Funds following their inception dates and the DJIA Index, the S&P 500 Index, the FT30 Index, the Hang Seng Index and the Russell 2000 Index for both the hypothetical and historical periods for the Funds. (SEE "Description of the Indices" above). Please note that the Indices do not reflect any deduction for fees, expenses or taxes and would be lower if they did. The table also shows how hypothetical and historical performance varies from year to year. Please note that return data was generated mechanically and should not be considered a reflection of the sub-adviser's skills.


Delete in its entirety, the chart entitled "HYPOTHETICAL COMPARISON OF TOTAL RETURNS", and replace it with the following:




                    HYPOTHETICAL COMPARISON OF TOTAL RETURNS

------------------------------------------------------------------------------------------
             DowSM                               Select
           Dividend       25       DowSM 10     Small-Cap      S&P 10       Global 15
           Strategy    Strategy    Strategy     Strategy**     Strategy      Strategy


                                           Hypothetical Performance
                                                   (1985-1999)

         Hypothetical                       Historical Performance
          Performance                              (2000-2004)
         (1992 - 2004)          The funds commenced operations on July 6, 1999.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   1985       -%          42.50%      29.41%      34.26%         50.41%       51.60%
   1986       -%          28.11%      34.46%       9.23%         33.44%       42.02%
   1987       -%          16.85%      19.19%      -2.62%          3.32%       27.25%
   1988       -%          35.64%      25.50%      25.74%         19.35%       25.14%
   1989       -%          21.18%      26.01%      23.10%         44.66%       17.54%
   1990       -%          -7.00%      -8.56%     -11.43%          2.93%        1.84%
   1991       -%          40.29%      34.30%      51.71%         17.10%       42.53%
   1992      16.70%       14.53%       8.10%      12.32%         21.66%       25.36%
   1993      23.66%       16.62%      27.41%      18.06%         31.98%       67.13%
   1994      -2.10%        1.38%       2.93%      -3.14%          4.41%       -5.68%
   1995      44.25%       32.44%      35.44%      45.89%         27.34%       12.46%
   1996      27.22%       16.12%      27.42%      19.41%         27.67%       21.69%
   1997      37.57%       32.76%      20.89%      20.38%         34.91%       -0.27%
   1998      -2.87%       10.08%       9.77%      13.64%         49.17%       12.25%
   1999      -3.17%        1.66%       2.80%      22.39%         16.44%       14.24%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
   2000      21.46%     -4.34%***      5.15%***   22.21%***       8.23%***    -2.78%***
   2001      28.98%       14.23%      -2.83%      -3.90%        -21.39%       -0.69%
   2002      -2.45%      -11.69%      -9.87%     -17.68%        -18.07%      -13.82%
   2003      38.46%       32.83%      25.75%      48.04%         18.94%       33.16%
   2004      14.87%       21.90%       2.87%      12.58%         17.67%       28.11%
------------------------------------------------------------------------------------------
  13 Year Annualized                   5 Year Historical Annualized Return
        Return
     Hypothetical
  Annualized Return
    (1992 - 1994)                                 (2000-2004)
             17.52%        9.34%    3.56%      10.01%         -0.49%        7.26%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                           15 Year Annualized Return
                                        Hypothetical Annualized Return
                                                  (1985-1999)
                          19.32%   18.92%      17.42%         24.74%       22.20%
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                            20 Year Annualized Return

                                 (Combined hypothetical and historical returns)
                          16.74%   14.88%      15.53%         17.89%       18.28%
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------
                    Nasdaq(R) 15    Value                  Russell                        Hang
           JNL 5      Strategy     Line(R)       S&P 500    2000         DJIA   FT 30     Seng
         Strategy**             25 Strategy      Index      Index      Index    Index     Index




               Hypothetical Performance
                     (1985-2004)
          The funds commenced operations on
                   October 4, 2004.
--------------------------------------------------------------------------------------------------
---------                                     ----------------------------------------------------
   1985    41.83%         -%          -%         31.58%       31.07%     33.57%    55.20% 51.02%
   1986    29.63%          8.26%     26.15%      18.31%        5.96%     26.37%    24.29% 51.26%
   1987    12.96%         18.61%     14.98%       5.11%       -8.25%      5.48%    37.49% -8.08%
   1988    26.45%          7.85%      6.63%      16.65%       25.04%     16.43%     6.89% 21.80%
   1989    26.67%         44.48%     42.32%      31.54%       15.77%     31.87%    22.74% 10.21%
   1990    -4.31%         -6.50%      6.19%      -3.16%      -19.75%     -0.81%    10.21% 11.72%
   1991    37.37%         88.34%     64.00%      30.56%       46.00%     24.48%    15.17% 48.03%
   1992    16.56%          4.55%      5.55%       7.72%       18.47%      7.36%    -2.01% 32.40%
   1993    32.42%         31.12%     11.84%      10.01%       18.98%     16.89%    19.27%121.82%
   1994     0.12%          0.98%      2.78%       1.30%       -1.88%      4.97%     1.60%-29.08%
   1995    30.89%         60.33%     43.37%      37.50%       28.34%     36.89%    17.98% 27.21%
   1996    22.63%         26.79%     44.23%      23.11%       16.46%     29.10%    20.02% 37.71%
   1997    21.90%         33.92%     39.60%      33.29%       22.28%     24.80%    16.64%-17.78%
   1998    19.15%        104.56%     92.26%      28.70%       -2.53%     18.20%    12.58% -2.28%
   1999    11.66%        101.87%    100.26%      21.07%       21.17%     26.92%    14.61% 74.11%
---------
---------
   2000     4.79%        -20.47%    -19.62%      -9.18%       -2.87%     -4.83%   -16.66% -8.89%
   2001    -2.18%        -33.72%      0.01%     -11.91%        2.49%     -5.50%   -23.64%-22.62%
   2002   -12.15%        -27.09%    -20.22%     -22.10%      -20.44%    -14.79%   -29.23%-15.65%
   2003    34.35%         32.26%     43.15%      28.72%       47.29%     28.32%    26.44% 39.28%
   2004    21.13%          2.25%     15.40%      10.88%       18.33%      5.31%    20.63% 17.03%
--------------------------------------------------------------------------------------------------
                                                    5 Year Annualized Return



                                                           (2000-2004)
               -           -           -         -2.31%        6.66%      0.70%    -7.24% -0.62%
--------------------------------------------------------------------------------------------------
-----------------------------------------------
                                                           15 Year Annualized Return

                                                                  (1985-1999)
               -           -           -         18.89%       13.23%     19.63%    17.46% 23.53%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
              20 Year Annualized Return
            Hypothetical Annualized Return                 20 Year Annualized Return
                     (1985-2004)                                   (1985-2004)
          17.64%      19.28*        23.45*      13.19%       11.55%     14.59%    10.73% 16.99%
--------------------------------------------------------------------------------------------------


NOTE: The treatment of dividends in the hypothetical rate of return calculations is such that they are reinvested in the stock that paid them at the end of the month in which the stock went ex-dividend. In managing the portfolios, all cash flows (including both net sales and dividends when they are received) will be reinvested proportionately into all of the stocks in the portfolio.

(1) The 25 Strategy, the DowSM 10 Strategy, the Select Small-Cap Strategy, the S&P(R) 10 Strategy, the Global 15 Strategy, the JNL 5 Strategy, the Nasdaq(R) 15 Strategy, the Value Line(R) 25 Strategy, the VIP Strategy, and the DowSM Dividend Strategy for any given period were selected by applying the respective strategy as of the close of the prior period.

(2) The hypothetical total return shown does not take into consideration any sales charges, commissions, trading costs or taxes. The historical information reflects the expenses charged each year and the hypothetical information reflects the expenses charged at the rates that were in effect when the Funds commenced operations. The hypothetical returns, net of expenses are computed monthly. Total return assumes that all dividends are reinvested. Although each Strategy seeks to achieve a better performance than its respective Index as a whole, there can be no assurance that a Strategy will achieve a better performance.

*    These numbers reflect a 19 year Annualized Return.

** In January 2005, the market capitalization and trading volume used during the stock selection process was revised for the Select Small Cap Strategy.

*** The stock selection date was July 1st for 1999 and 2000 before changing it to on or about January 1st in 2001.


In the section entitled "FINANCIAL HIGHLIGHTS", delete the second paragraph and the Financial Highlights table in its entirety and replace it with the following:


The information for 2002, 2003 and 2004 has been audited by KPMG LLP, an Independent Registered Public Accounting Firm, and should be read in conjunction with the financial statements and notes thereto, together with the report of KPMG LLP thereon, in the Annual Report. The information as of June 30, 2005 (semi-annual report) has not been audited.

JNL VARIABLE FUNDS (UNAUDITED)
FINANCIAL HIGHLIGHTS

                                                                Increase (Decrease) from
                                                                  Investment Operations
                                               --------------------------------------------------------------
                                  Net Asset    --------------------------------------------------------------
                                   Value              Net             Net Realized          Total from        Distributions from
         Period                   Beginning        Investment          & Unrealized          Investment          Net Investment
          Ended                   of Period       Income (Loss)       Gains (Losses)         Operations              Income
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
        6/30/2005                   $16.66               $0.18               $(1.16)              $(0.98)                     -
       12/31/2004                    13.66                0.04                 2.96                 3.00                      -
       12/31/2003                    10.33                0.05                 3.28                 3.33                      -
    07/22(a)-12/31/02                10.00                0.24                 0.09                 0.33                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        6/30/2005                    16.10                0.34                (0.19)                0.15                      -
       12/31/2004                    12.66                0.02                 3.42                 3.44                      -
       12/31/2003                     9.74               (0.74)                3.66                 2.92                      -
    07/22(a)-12/31/02                10.00                0.95                (1.21)               (0.26)                     -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        6/30/2005                    10.88               (0.02)               (0.88)               (0.90)                     -
    10/04(a)-12/31/04                10.00               (0.01)                0.89                 0.88                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
        6/30/2005                    18.08               (0.04)               (0.17)               (0.21)                     -
       12/31/2004                    16.11                   -                 1.97                 1.97                      -
       12/31/2003                    10.89                0.03                 5.19                 5.22                      -
    07/22(a)-12/31/02                10.00               (0.04)                0.93                 0.89                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
        6/30/2005                    14.57                0.26                (0.98)               (0.72)                     -
       12/31/2004                    14.14                0.26                 0.17                 0.43                      -
       12/31/2003                    11.22               (0.10)                3.02                 2.92                      -
    07/22(a)-12/31/02                10.00                0.30                 0.92                 1.22                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
        6/30/2005                    13.61                   -                 2.19                 2.19                      -
       12/31/2004                    11.54                0.07                 2.00                 2.07                      -
       12/31/2003                     9.69               (0.01)                1.86                 1.85                      -
    07/22(a)-12/31/02                10.00                0.05                (0.36)               (0.31)                     -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        6/30/2005                   $11.41              $(0.02)               $1.16                $1.14                      -
    10/04(a)-12/31/04                10.00               (0.01)                1.42                 1.41                      -

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------






                                                                                           Supplemental Data
                             Distributions from                     ----------------------------------------------------------------
                               net realized                         ----------------------------------------------------------------
                                Gains on             Net Asset                               Net Assets,
         Period                 Investment           Value, End           Total              End of Period             Portfolio
          Ended                Transactions           of Period        Return (b)           (in thousands)             Turnover
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
        6/30/2005                      -                $15.68          (5.88)%                  $22,132                  70.2%
       12/31/2004                      -                 16.66          21.96                     18,621                  69.6
       12/31/2003                      -                 13.66          32.24                      7,121                  11.9
    07/22(a)-12/31/02                  -                 10.33           3.30                        240                 122.8

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        6/30/2005                      -                 16.25           0.99                     14,882                  45.9
       12/31/2004                      -                 16.10          27.17                     11,081                   9.3
       12/31/2003                      -                 12.66          29.98                      1,358                  25.6
    07/22(a)-12/31/02                  -                  9.74          (2.60)                        93                 134.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        6/30/2005                      -                   9.98         (8.27)                     1,830                  44.6
    10/04(a)-12/31/04                  -                  10.88          8.80                      1,211                   0.0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
        6/30/2005                      -                 17.87          (1.16)                    12,598                  78.4
       12/31/2004                      -                 18.08          12.23                     10,127                 124.8
       12/31/2003                      -                 16.11          47.93                      6,219                  19.9
    07/22(a)-12/31/02                  -                 10.89           8.90                        270                 128.3

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
        6/30/2005                      -                 13.85          (4.94)                    18,682                  24.3
       12/31/2004                      -                 14.57           3.04                     15,804                  45.9
       12/31/2003                      -                 14.14          26.03                      8,608                   5.2
    07/22(a)-12/31/02                  -                 11.22          12.20                        302                 121.4

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
        6/30/2005                      -                 15.80          16.09                     23,211                  83.7
       12/31/2004                      -                 13.61          17.94                     16,377                 112.1
       12/31/2003                      -                 11.54          19.09                      8,405                  10.4
    07/22(a)-12/31/02                  -                  9.69          (3.10)                       235                 113.7

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        6/30/2005                      -                12.55            9.99                       21,601                 75.6
    10/04(a)-12/31/04                  -                11.41           14.10                     13,946                  27.5

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------





                                                       Ratio of Net
                                     Ratio of           Investment
                                   Expenses to         Income (Loss)
         Period                    Average Net          to Average
          Ended                     Assets (c)        Net Assets (c)
--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT 25 FUND (NY)

Class A
        6/30/2005                      0.73%               1.97%
       12/31/2004                      0.73                1.68
       12/31/2003                      0.81                4.27
    07/22(a)-12/31/02                  0.82                2.37

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND (NY)

Class A
        6/30/2005                      0.79                3.66
       12/31/2004                      0.78                2.98
       12/31/2003                      0.86                2.65
    07/22(a)-12/31/02                  0.87                4.21

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT NASDAQ 15 FUND (NY)

Class A
        6/30/2005                      0.77               (0.33)
    10/04(a)-12/31/04                  0.76               (0.32)

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND (NY)

Class A
        6/30/2005                      0.73               (0.36)
       12/31/2004                      0.73               (0.01)
       12/31/2003                      0.81               (0.11)
    07/22(a)-12/31/02                  0.82               (0.39)

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE DOW 10 FUND (NY)

Class A
        6/30/2005                      0.76                3.35
       12/31/2004                      0.73                3.10
       12/31/2003                      0.81                3.10
    07/22(a)-12/31/02                  0.82                3.31

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT THE S&P 10 FUND (NY)

Class A
        6/30/2005                      0.74                0.01
       12/31/2004                      0.73                0.71
       12/31/2003                      0.81                0.73
    07/22(a)-12/31/02                  0.82                0.57

--------------------------------------------------------------------
--------------------------------------------------------------------
JNL/MELLON CAPITAL MANAGEMENT VALUE LINE 25 FUND (NY)

Class A
        6/30/2005                      0.88               (0.26)
    10/04(a)-12/31/04                  0.87               (0.60)

--------------------------------------------------------------------
--------------------------------------------------------------------

(a)  Commencement of operations.

(b) Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)  Annualized for periods less than one year.

On the last page of the prospectus, delete the last paragraph in its entirety and replace it with the following:

You also can review and copy information about the JNLNY Variable Fund (including its current SAI and most recent Annual and Semi-Annual Reports) at the SEC's Public Reference Room in Washington, D.C. Reports and other information about the JNLNY Variable Fund also are available on the EDGAR database on the SEC's Internet site (HTTP://WWW.SEC.GOV), and copies may be obtained, after payment of a duplicating fee, by electronic request (PUBLICINFO@SEC.GOV) or by writing the SEC's Public Reference Section, 100 F. Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Section and copying charges by calling 1-202-551-8090.




This Supplement is dated December 31, 2005.

                       SUPPLEMENT DATED DECEMBER 31, 2005
                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 2, 2005

                          JNLNY(R) VARIABLE FUND I LLC


Please note that the changes are effective January 17, 2006 and apply to your variable annuity and/or variable life product(s).


Please change all references in the Statement of Additional Information for the "JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND" to "JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND."

Please change all references in the Statement of Additional Information for the "JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND" to "JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND."

On page 19, under the section entitled "MANAGERS AND OFFICERS OF THE JNL VARIABLE FUND", the third paragraph and the tables that follow should be deleted in their entirety and replaced with the following:

For purposes of this section, the term "Fund Complex" includes each of the following investment companies: JNL Series Trust (46 portfolios), JNL Investors Series Trust (1 portfolio), JNL Variable Fund LLC (16 portfolios), and JNLNY Variable Fund I LLC (8 portfolios).

-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
                                    CURRENT                                                     NUMBER OF
                                   POSITION                                                 PORTFOLIOS IN THE        OTHER
                                 WITH THE JNL                           PRINCIPAL              FUND COMPLEX      DIRECTORSHIPS
     MANAGER/OFFICER (AGE)         VARIABLE       LENGTH OF            OCCUPATION            OVERSEEN BY THE      HELD BY THE
           & ADDRESS                 FUNDS       TIME SERVED      FOR THE PAST 5 YEARS           MANAGER            MANAGER
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED MANAGER
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------

Robert A. Fritts* (57)           Manager **     2/99 to        Senior Vice President                71          None
1 Corporate Way                                 present        (9/03 to present) and
Lansing, MI 48951                                              Controller of Jackson
                                 President      12/02 to       National Life Insurance
                                 and Chief      present        Company (9/82 to present);
                                 Executive                     Vice President of Jackson
                                 Officer                       National Life Insurance
                                                               Company (8/82 to
                                                               8/03); Trustee or
                                                               Manager, and
                                                               (since 12/02)
                                                               President and
                                                               Chief Executive
                                                               Officer, of each
                                                               other investment
                                                               company in the
                                                               Fund Complex.
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED MANAGERS
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michael Bouchard (49)            Manager **     4/00 to presentSheriff, Oakland County,             71          None
1 Corporate Way                                                Michigan (1/99 to
Lansing, MI 48951                                              present); Senator - State
                                                               of Michigan (1991 to
                                                               1999); Chairman -
                                                               Financial Services
                                                               Committee (1/95 to 1/99)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Dominic D'Annunzio (67)          Chairman of    2/04 to        Acting Commissioner of               71          None
1 Corporate Way                  the Board **   present        Insurance for the State of
Lansing, MI 48951                                              Michigan (1/90 to 5/90)
                                 Manager **     6/03 to        (8/97 to 5/98)
                                                present
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Michelle Engler (47)             Manager **     4/00 to presentAttorney (1983 to                    71          Director of
1 Corporate Way                                                present); First Lady of                          Federal Home
Lansing, MI 48951                                              the State of Michigan                            Loan Mortgage
                                                               (1990 to 2002);                                  Corporation
                                                               Michigan Community Service
                                                               Commission Chair (1991 to
                                      2000)
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Joseph Frauenheim (71)           Manager **     12/03 to       Consultant (Banking)                 71          None
1 Corporate Way                                 present
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------
Richard D. McLellan (63)         Manager **     12/03 to       Member, Dykema Gossett               71          None
1 Corporate Way                                 present        PLLC (Law Firm)
Lansing, Michigan 48951
-------------------------------- -------------- -------------- ---------------------------- ------------------- ----------------






------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
    MANAGER/OFFICER (AGE)          CURRENT       LENGTH OF             PRINCIPAL               NUMBER OF             OTHER
                                                                                           PORTFOLIOS IN THE
                                  POSITION                                                    FUND COMPLEX       DIRECTORSHIPS
                                WITH THE JNL                           OCCUPATION           OVERSEEN BY THE       HELD BY THE
          & ADDRESS             VARIABLE FUND   TIME SERVED       FOR THE PAST 5 YEARS          MANAGER             MANAGER
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Mark D. Nerud (39)              Vice President 2/99 to         Chief Financial Officer       Not Applicable    Not Applicable
225 West Wacker Drive                          present         (11/00 to present) and
Chicago, IL 60606                                              Managing Board Member of
                                Treasurer and                  the Adviser (11/00 to
                                Chief          12/02 to        11/03); Vice President,
                                Financial      present         Treasurer, Chief
                                Officer                        Financial Officer of
                                                               other Investment
                                                               Companies advised by the
                                                               Adviser; Vice President -
                                                               Fund Accounting &
                                                               Administration of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to present)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Susan S. Rhee (34)              Vice           2/04 to         Secretary of the Adviser      Not Applicable    Not Applicable
1 Corporate Way                 President,     present         (11/00 to present);
Lansing, MI 48951               Counsel and                    Assistant Vice President
                                Secretary                      of Jackson National Life
                                                               Insurance Company (8/03
                                                               to present); Associate
                                                               General Counsel of
                                                               Jackson National Life
                                                               Insurance Company (7/01
                                                               to present); Senior
                                                               Attorney of Jackson
                                                               National Life Insurance
                                                               Company (1/00 to 7/01)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------
Steven J. Fredricks (35)        Chief          1/05 to         Attorney of Jackson           Not Applicable      Not Applicable
1 Corporate Way                 Compliance     present         National Life Insurance
Lansing, MI 48951               Officer                        Company (2/02 to
                                                               Present); Contract
                                                               Attorney, Godfrey & Kahn,
                                                               S.C. (2001 - 2002);
                                                               Associate General
                                                               Counsel, Aid Association
                                                               for Lutherans (1997 to
                                                               2001)
------------------------------- -------------- --------------- --------------------------- ------------------- -------------------



On page 23, under the section entitled "MANAGER COMPENSATION", please delete the paragraph in its entirety and replace it with the following:

The officers of the JNLNY Variable Fund and the Manager who is an "interested person" receives no compensation from the JNLNY Variable Fund. Each disinterested Manager is paid the JNLNY Variable Fund, an annual retainer of $25,000, as well as a fee of $5,000 for each meeting of the Board of Managers attended. The Chairman of the Board of Managers receives an annual retainer of $10,000. Each Manager receives $2,500 for telephonic meetings. The Chair of the Audit Committee receives an additional annual retainer of $5,000 for his services in that capacity. The members of the Audit Committee receive $2,500 for each Audit Committee meeting. The members of the Audit Committee will receive $1,250 for telephonic Audit Committee meetings.


On page 29, under the section entitled "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST", please add the following chart:


JNL/MELLON CAPITAL MANAGEMENT DOWSM DIVIDEND FUND (AS OF SEPTEMBER 30, 2005)


Susan Ellison, Richard Brown, Karen Wong                               NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

registered investment companies: .......................                   32                    $8.5 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other pooled investment vehicles:.......................                   28                    $73.8 billion

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

other accounts:.........................................                   25                    $20.3 billion

                                                                 -----------------------    ------------------------


The section entitled "ADMINISTRATIVE FEE" should be deleted in its entirety and replaced with the following:

ADMINISTRATIVE FEE. Each Fund pays to JNAM L.L.C., as administrator of the Fund (the "Administrator"), an Administrative Fee. Each Fund, except the JNL/Mellon Capital Management Global 15 Fund, pays an Administrative Fee of 0.15% of the average daily net assets of the Fund. The JNL/Mellon Capital Management Global 15 Fund pays an Administrative Fee of 0.20% of the average daily net assets of the Fund. In return for the Administrative Fee, the Administrator provides or procures all necessary administrative functions and services for the operation of the Funds. In accord with the Administration Agreement, the Administrator is responsible for the payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other non-operating expenses. Each Fund is also responsible for registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance and the fees and expenses of the disinterested Managers and of independent legal counsel to the disinterested Managers.



The section entitled "FINANCIAL STATEMENTS" should be deleted in its entirety and replaced with the following:

The unaudited financial statements of the JNLNY Variable Fund I for the period ended June 30, 2005, are incorporated by reference (which means they legally are a part of this SAI) from the JNLNY Variable Fund's Semi-Annual Report to interest holders. The Semi-Annual Report is available at no charge upon written or telephone request to the JNLNY Variable Fund at the address and telephone number set forth on the front page of this Statement of Additional Information.


This Supplement is dated December 31, 2005.



--------

* Mr. Fritts is an "interested person" of the JNL Variable Funds due to his position with Jackson National Life Insurance Company(R), which is the parent company of the Adviser.


** The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

                            JNLNY VARIABLE FUND I LLC

                                     PART C
                                OTHER INFORMATION

Note: Items 23-30 have been answered with respect to all investment portfolios (Funds) of the Registrant.

Item 23.  Exhibits

(a) Certificate of Formation of Registrant dated January 26, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

(b)(1) Operating Agreement of Registrant, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

   (2) Operating Agreement of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 28, 2001.

   (3) Operating Agreement of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (4) Operating Agreement of Registrant, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

(c)      Not Applicable

(d)(1)   Investment Advisory and Management Agreement between
         Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Registrant's
         Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

   (2) Form of Investment Sub-Advisory Agreement between Jackson National Financial Services, LLC and First Trust Advisors L.P., incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

   (3) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and First Trust Advisors L.P., dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 28, 2001.

   (4) Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

   (5) Amendment to the Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

   (6)   Investment Sub-Advisory Agreement between Registrant and
         Jackson National Asset Management, LLC dated May 16, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

   (7) Amendment to Investment Advisory and Management Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (8) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Curian Capital LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (9) Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated
         February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

  (10) Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

  (11) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-
         Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

  (12) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated May 3, 2004, incorporated by reference to Registrant's Post-
         Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

  (13) Form of Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities Exchange Commission on October 4, 2004.

  (14) Form of Amendment to Investment Advisory and Management Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities Exchange Commission on October 4, 2004.

  (15)   Form of Amendment to Investment Sub-Advisory Agreement between
         Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

  (16) Form of Amendment to Investment Advisory and Management Agreement between Jackson National Asset Management, LLC and Registrant, dated January 17, 2006, attached hereto.

  (17) Form of Amendment to Investment Sub-Advisory Agreement between Jackson National Asset Management, LLC and Mellon Capital Management Corporation, dated January 17, 2006, attached hereto.

(e)(1) Fund Participation Agreement between Registrant, Jackson National Life Insurance Company of New York and JNLNY Separate Account I dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

   (2) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (3)   Distribution Agreement between Registrant and Jackson
         National Life Distributors, Inc. dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on February 27, 2004.

   (4) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

   (5) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

   (6) Form of Distribution Agreement between Registrant and Jackson National Life Distributors, Inc., dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on
         October 4, 2005.

(f)      Not Applicable

(g)(1) Delegation, Custody and Information Services Agreement between the Registrant and Boston Safe Deposit and Trust Company dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

   (2) Form of Amended and Restated Mutual Fund Custody and Services Agreement between the Registrant and Boston Safe Deposit and Trust Company, dated May 1, 2001, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on December 28, 2001.

   (3)   Amendment  to Amended and  Restated  Mutual Fund  Custody and Services
         Agreement between Registrant and Boston Safe Deposit and Trust Company, dated June 3, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (4) Form of Mutual Fund Custody and Services Agreement between the Registrant and Curian Clearing, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (5) Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Boston Safe Deposit and Trust Company, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (6) Amendment to Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company) dated February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

   (7) Form of Amendment to Amended and Restated Mutual Fund Custody and Service Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

   (8) Form of Amendment to Amended and Restated Mutual Fund Custody and Service Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

   (9) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
         May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

   (10) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), dated
         August 31, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

   (11) Form of Amendment to Amended and Restated Mutual Fund Custody and Services Agreement between Registrant and Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), incorporated by reference to Registrant's Post-Effective Amendment
         No. 11 filed with the Securities Exchange Commission on
         October 4, 2005.

(h)(1) Administration Agreement between Registrant and Jackson National Financial Services, LLC dated May 14, 1999, incorporated by reference to Registrant's Registration Statement filed with the Securities and Exchange Commission on May 27, 1999.

   (2)   Administration Agreement between Registrant and Jackson National
         Asset Management, LLC dated January 31, 2001, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

   (3) Amendment to the Administration Agreement dated March 20, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

   (4) Amendment to the Administration Agreement dated May 16, 2002, incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed with the Securities and Exchange Commission on May 20, 2002.

   (5) Transfer Agency Agreement dated May 16, 2002, incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

   (6) Amendment to the Administration Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (7) Amendment to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (8) Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Registrant's Post-Effective
         Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

   (9) Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC dated February 18, 2004, incorporated by reference to Registrant's Post-Effective
         Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

   (10) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

   (11) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

   (12) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

   (13) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

   (14) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated December 15, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

   (15) Form of Amendment to Administration Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on
         October 4, 2005.

   (16) Form of Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on
         October 4, 2005.

(i)      Opinion of Counsel, attached hereto.

(j) Auditor's Consent, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

(k)      Not Applicable

(l)      Not Applicable

(m)(1) Form of Rule 12b-1 Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (2) Rule 12b-1 Plan adopted February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities and Exchange Commission on February 27, 2004.

   (3) Form of Rule 12b-1 Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

   (4) Form of Rule 12b-1 Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

   (5) Form of Rule 12b-1 Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

   (6) Form of Rule 12b-1 Plan, dated January 17, 2006, incorporated by reference to Registrant's Post-Effective Amendment
         No. 11 filed with the Securities Exchange Commission on
         October 4, 2005.

(n)(1) Form of Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (2) Multiple Class Plan adopted February 18, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

   (3) Form of Multiple Class Plan, dated May 3, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed with the Securities Exchange Commission on April 29, 2004.

   (4) Form of Multiple Class Plan, dated October 4, 2004, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the Securities Exchange Commission on June 28, 2004.

   (5) Form of Multiple Class Plan, dated May 2, 2005, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

   (6) Form of Multiple Class Plan, dated January 17, 2006,incorporated by reference to Registrant's Post-Effective Amendment
         No. 11 filed with the Securities Exchange Commission on
         October 4, 2005.

(o)      Not Applicable

(p)(1) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

   (2) First Trust Advisors, L.P. Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No.1 filed with the Securities and Exchange Commission on December 28, 2001.

   (3) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on April 17, 2002.

   (4) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Registrant's Registration Statement filed with the Securities and Exchange Commission on April 29, 2003.

   (5) Curian Capital LLC's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed with the Securities and Exchange Commission on October 14, 2003.

   (6) Mellon Capital Management's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

   (7) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed with the Securities Exchange Commission on February 27, 2004.

   (8) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed with the Securities and Exchange Commission on April 26, 2005.

   (9) The Registrant's Code of Ethics, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities Exchange Commission on October 4, 2005.

   (10) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, attached hereto.

Item 24. Persons controlled by or under Common Control with Registrant.

         Jackson National Separate Account I
         Jackson National Separate Account III
         Jackson National Separate Account IV
         Jackson National Separate Account V
         JNLNY Separate Account I
         JNLNY Separate Account II
         JNLNY Separate Account IV

Item 25. Indemnification.

Article V of the Registrant's Operating Agreement provides the Registrant shall indemnify each current and former member of its Board and each of its officers (including persons who serve at the Registrant 's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person.

The Registrant shall advance the expenses of Covered Persons who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. The Registrant shall indemnify each Covered Person against, or advance the expenses of any Covered Person for, the amount of any deductible provided in any liability insurance policy maintained by the Registrant.

The  foregoing  indemnification  arrangements  are subject to the  provisions of
Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to managers, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a manager, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such manager, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons' activities as officers, managers or employees of the Registrant.

Item 26. Business and Other Connections of Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Fund are the following: the description of the business of Jackson National Asset Management, LLC (JNAM) contained in the section entitled "Management of the Fund" of the Prospectus, and the biographical information pertaining to Messrs. Bouchard, Fritts, Bouchard, D'Annunzio, Frauenheim, McLellan and Nerud and Mrs. Engler, Ms. Rhee, contained in the section entitled "Management of the Fund" and the description of JNAM contained in the section entitled "Investment Advisory and Other Services" of the Statement of Additional Information.

         Directors and Officers of JNAM:

Name                       Address                   Principal Occupation

Andrew B. Hopping          1 Corporate Way           President, Managing
                           Lansing, MI 48951         Board Member
                                                     (3/98 to Present)

Mark D. Nerud              1 Corporate Way           Chief Financial Officer
                           Lansing, MI 48951         (3/98 to Present)

Susan S. Rhee              1 Corporate Way           Secretary (1/00 to Present)
                           Lansing, MI 48951         Chief Legal Officer (7/04
                                                     to Present)

Steve Fredricks            1 Corporate Way           Chief Compliance Officer
                           Lansing, MI 48951         (2/05 to Present)

Robert A. Fritts           1 Corporate Way           Board Member
                           Lansing, MI 48951         (11/03 to present)

Thomas J. Meyer            1 Corporate Way           Board Member
                           Lansing, MI 48951         (11/03 to present)

Mellon Capital Management Corporation, File No. 801-19785, the sub-adviser of the funds of the Fund, is primarily engaged in the business of rendering investment advisory services. Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-adviser and other required information.

Item 27. Principal Underwriters.

(a) Jackson National Life Distributors, Inc. acts as general distributor for the Registrant. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account V, the Jackson National Separate Account IV, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV and JNL Series Trust.

(b)          Directors and Officers of Jackson National Life Distributors, Inc.:

Name and Business Address                               Positions and Offices with Underwriter

Michael A. Wells                                        Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                                       Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                                        President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                                           Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                                          Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                                            Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows                                  Vice President - Fixed and Index Annuities
8055 E. Tufts Avenue                                    Marketing Strategy
Suite 1100
Denver, CO 80237

William Britt                                           Vice President - Print and Distribution Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Tori Bullen                                             Vice President - Institutional Marketing Group
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                                            Executive Vice President, National Sales Manager
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Maura Collins                                           Vice President - Regulatory Accounting and Special
8055 E. Tufts Avenue                                    Projects
Suite 1100
Denver, CO 80237

Steve Goldberg                                          Vice President - National Sales Desk
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Julia A. Goatley                                        Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                                              Vice President - Corporate/Curian Brand Manager
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                                           Vice President - Market Research and Analysis
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Mark Jones                                              Vice President - Production Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Steve Kluever                                           Senior Vice President - Variable Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

James Livingston                                        Executive Vice President - Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Mantelli                                           Vice President - Creative Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                                           Vice President - Business Development and Chief of
8055 E. Tufts Avenue                                    Staff
Suite 1100
Denver, CO 80237

James McCorkle                                          Vice President - National Accounts
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas J. Meyer                                         Secretary
1 Corporate Way
Lansing, MI 48951

Jack Mishler                                            Vice President - Marketing Strategy, Variable
8055 E. Tufts Avenue                                    Annuities
Suite 1100
Denver, CO 80237

Michael Nicola                                          Senior Vice President - Strategic Relationships
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Bradley J. Powell                                       Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                                           Vice President - Advanced Markets
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                                     Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                                              Senior Vice President - Business Planning Services
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

David Sprague                                           Senior Vice President - Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                                     Senior Vice President - Marketing Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                                           Vice President and Controller - Financial Operations
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                                           Vice President - Life Insurance Marketing Strategy
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                                             Vice President - New Business Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237


Item 28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of Mellon Trust of New England, N.A. (formerly Boston Safe Deposit and Trust Company), One Boston Place, Boston, Massachusetts 02108.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.
                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 16th day of December 2005.

                       JNLNY VARIABLE FUND I LLC


               By:     /s/ Robert A. Fritts by Thomas J. Meyer*
                       -----------------------------------------
                       Robert A. Fritts
                       President and Chief Executive Officer


         Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert A. Fritts by Thomas J. Meyer*           December 16, 2005
--------------------------------------------       ------------------
Robert A. Fritts
President, Chief Executive Officer and Manager


/s/ Michelle Engler by Thomas J. Meyer*            December 16, 2005
--------------------------------------------       ------------------
Michelle Engler
Manager


/s/ Michael Bouchard by Thomas J. Meyer*           December 16, 2005
--------------------------------------------       ------------------
Michael Bouchard
Manager


/s/ Dominic D'Annunzio by Thomas J. Meyer*         December 16, 2005
--------------------------------------------       ------------------
Dominic D'Annunzio
Manager


/s/ Joseph Frauenheim by Thomas J. Meyer*          December 16, 2005
-------------------------------------------        ------------------
Joseph Frauenheim
Manager


/s/ Richard D. McLellan by Thomas J. Meyer*        December 16, 2005
--------------------------------------------       ------------------
Richard D. McLellan
Manager


/s/ Mark D. Nerud by Thomas J. Meyer*              December 16, 2005
--------------------------------------------       ------------------
Mark D. Nerud
Vice President, Chief Financial Officer and Treasurer


* Attorney In Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as managers of JNLNY VARIABLE FUND I LLC, a Delaware limited liability company, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of JNLNY Variable Fund I LLC, hereby constitute and appoint Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning, his/her attorney, with full power of substitution and re-substitution, for and in his/her name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.



/s/ Mark D. Nerud               Date     January 1, 2005
--------------------------           ------------------------

/s/ Michael Bouchard            Date     January 1, 2005
--------------------------           ------------------------

/s/ Dominic D'Annunzio          Date     January 1, 2005
--------------------------           ------------------------

/s/ Michelle Engler             Date     January 1, 2005
--------------------------           ------------------------

/s/ Joseph Frauenheim           Date     January 1, 2005
--------------------------           ------------------------

/s/ Robert A. Fritts            Date     January 1, 2005
--------------------------           ------------------------

/s/ Richard D. McLellan         Date     January 1, 2005
--------------------------           ------------------------

                                  EXHIBIT LIST


Exhibit
Number 23.           Description


(i)      Opinion of Counsel, attached hereto as EX-99.23(i).

(p) (10) Registrant's Section 406 of Sarbanes-Oxley of 2002 Code of Ethics, attached hereto as EX-99.23(p)(10).